Employee benefits and share-based payments (Details Textual) - ARS ($)	12 Months Ended
	Jun. 30, 2019	Jun. 18, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee benefits and share-based payments (Textual)
Employee benefits for incentive plan shares granted	520,000		340,000	400,000
Granting fair value per share	$ 16.45
Defined contribution plan, description	The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary ("Base Contributions") and up to 15% of their annual bonus ("Extraordinary Contributions"). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.
Percentage of contributions access	100.00%
Resignation or termination, description	In case of resignation or termination without fair cause, the manager will receive the Group's contribution only if he or she has participated in the Plan for at least 5 years.
Contributions plan amount	$ 11,000,000		$ 50,000,000
Key management personnel expense	44,000,000		46,000,000	$ 163,000,000
Fair value of Employee benefit estimated	100,000
Employee benefits compensation expenses	18,870,000		9,650,000
Employee benefits compensation accumulated expenses	$ 28,520,000
Maximum and cumulative amount of shares granted, description	The shares to be granted under the ILPA Plan may not exceed at any time the maximum and cumulative amount of 2% of the shares issued by the Company.
Maximum [Member]
Employee benefits and share-based payments (Textual)
Employee benefits for incentive plan shares granted		447,127
Incentive Plan [Member]
Employee benefits and share-based payments (Textual)
Reserve	$ 35,000,000		203,000,000	249,000,000
Employee benefits charges			$ 21,000,000	41,000,000
Employee benefits unrecognized expense				$ 16,000,000
IRSA [Member]
Employee benefits and share-based payments (Textual)
Granting fair value per share	$ 23.5